Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Total financial assets measured at fair value	$ 74,523	$ 106,768
U.S. Treasury Backed Money Market Funds
Assets:
Total financial assets measured at fair value	74,523	106,768
Level 1
Assets:
Total financial assets measured at fair value	74,523	106,768
Level 1 | U.S. Treasury Backed Money Market Funds
Assets:
Total financial assets measured at fair value	74,523	106,768
Level 2
Assets:
Total financial assets measured at fair value	0	0
Level 2 | U.S. Treasury Backed Money Market Funds
Assets:
Total financial assets measured at fair value	0	0
Level 3
Assets:
Total financial assets measured at fair value	0	0
Level 3 | U.S. Treasury Backed Money Market Funds
Assets:
Total financial assets measured at fair value	$ 0	$ 0